Intangible assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013	Dec. 06, 2018	Jul. 30, 2017
Intangible assets (Details) [Line Items]
Capitalize prosecution and registration costs	SFr 177,623	SFr 239,593
Capitalized amount	SFr 2,343,677	SFr 3,230,373
License [Member] | At cost [Member]
Intangible assets (Details) [Line Items]
Milestone payment intangible			SFr 1,125,000
IP & Data rights [Member]
Intangible assets (Details) [Line Items]
Intangible assets				SFr 47,409
IP & Data rights [Member] | At cost [Member]
Intangible assets (Details) [Line Items]
Intangible assets					SFr 146,580